Consolidated Statements of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating activities:
Net income (including non-controlling interests)	$ 1,380	$ 1,022	$ 9,538
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	2,632	2,675	2,580
Impairment charges	116	1,038	1,026
Bargain purchase gain	0	0	(100)
Interest expense	510	715	401
Interest income	(400)	(570)	(188)
Income tax expense	1,535	238	1,717
Net loss (gain) on disposal of subsidiaries	0	1,469	0
Income from investments in associates, joint ventures and other investments	(779)	(1,184)	(1,317)
Impairment on investments in associates, joint ventures and other investments	0	1,405	0
Provision on pensions and other post-employment benefits	166	249	176
Unrealized foreign exchange effects	639	409	(82)
Write-downs of inventories to net realizable value, provisions and other non-cash operating expenses net	592	(400)	414
Changes in assets and liabilities that provided (required) cash, net of acquisitions and disposals:
Trade accounts receivable and other	(192)	307	1,133
Inventories	238	1,568	(2,062)
Trade accounts payable and other	56	(271)	(294)
VAT and other amounts (paid) received to/from public authorities	(204)	9	(410)
Other working capital and provisions movements	(287)	110	608
Interest paid	(799)	(788)	(440)
Interest received	358	553	178
Income taxes paid	(763)	(977)	(2,940)
Dividends received from associates, joint ventures and other investments	295	316	493
Cash contributions to plan assets and benefits paid for pensions and other post-employment benefits	(241)	(248)	(228)
Net cash provided by operating activities	4,852	7,645	10,203
Investing activities:
Purchase of property, plant and equipment and intangibles	(4,405)	(4,613)	(3,468)
Disposals of net assets of subsidiaries, net of cash disposed of nil, 24 and nil in 2024, 2023 and 2022, respectively	0	254	0
Acquisitions of net assets of subsidiaries, net of cash acquired of 249, 4 and 39 in 2024, 2023 and 2022, respectively	(184)	(2,524)	(939)
Disposals of property, plant and equipment and intangibles	568	718	95
Acquisition of associates and joint ventures	(1,168)	(73)	0
Proceeds from repayment of a loan in connection with the sale of ArcelorMittal Temirtau	111	0	0
(Acquisitions) disposals of financial assets	216	560	(32)
Other investing activities net	(125)	(170)	(139)
Net cash provided by / (used in) investing activities	(4,987)	(5,848)	(4,483)
Financing activities:
Payments from mandatorily convertible subordinated notes/ mandatorily convertible bonds	0	(340)	0
Transactions with non-controlling interests	172	0	0
Proceeds from short-term debt	257	218	434
Proceeds from long-term debt	2,227	134	3,893
Payments of short-term debt	(1,192)	(1,670)	(1,044)
Payments of long-term debt	(61)	(16)	0
Share buyback	(1,300)	(1,208)	(2,937)
Dividends paid (includes 187, 162 and 331 of dividends paid to non-controlling shareholders in 2024, 2023 and 2022, respectively)	(580)	(531)	(663)
Payment of principal portion of lease liabilities and other financing activities	(203)	(253)	(160)
Net cash provided by / (used in) financing activities	(680)	(3,666)	(477)
Net (decrease) increase in cash and cash equivalents	(815)	(1,869)	5,243
Effect of exchange rate changes on cash	(471)	255	(158)
Cash and cash equivalents:
At the beginning of the year	7,686	9,300	4,215
At the end of the year	$ 6,400	$ 7,686	$ 9,300